FINANCING RECEIVABLE (Schedule of Movement of Allowance for Financing Receivable) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
FINANCING RECEIVABLE [Abstract]
Balance at beginning of year
Charge to cost of revenues	$ (3,665)
Exchange difference	82
Balance at end of year	$ (3,583)